Average Annual Total Returns - ETF - Vanguard Real Estate Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	(4.72%)	5.64%	8.67%	(5.62%)	4.37%	7.46%	(2.81%)	3.80%	6.44%	(4.64%)	5.64%	8.67%	(4.55%)	5.75%	8.77%	(4.55%)			20.79%	15.36%	13.74%